Change in Working Capital (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Changes In Working Capital [Abstract]
Decrease (increase) in amounts receivable and other assets	$ 1,105	$ (2,503)	$ (3,168)	$ (1,109)
Decrease in inventory	757	942	1,698	486
(Decrease) increase in amounts payable and other liabilities	(3,802)	994	(13,938)	(6,362)
Change in working capital	(1,940)	(567)	(15,408)	(6,985)
Stock-based compensation payments	$ 1,600	$ 0	$ 9,600	$ 1,500